MATCH FUNDED ADVANCES	9 Months Ended
Sep. 30, 2012
MATCH FUNDED ADVANCES
4.	MATCH FUNDED ADVANCES

Match funded advances on residential loans we service for others, as more fully described in Note 1 —Principles of Consolidation — Variable Interest Entities, are comprised of the following at the dates indicated:

	September 30, 2012	December 31, 2011
Principal and interest	$563,960	$—
Escrow advances	642,347	—
Corporate advances	239,784	—

	$1,446,091	$—